Retirement Plans - Changes in Plan Assets and Benefit Obligations (Detail) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Oct. 01, 2016	Sep. 26, 2015	Jan. 02, 2016	Dec. 27, 2014	Dec. 28, 2013
Changes recognized in other comprehensive income (loss):
Net amount recognized	$ 8,207	$ (101,762)	$ (83,663)	$ 155,362	$ (122,963)
Pension Benefits [Member]
Changes recognized in other comprehensive income (loss):
Actuarial (loss) gain			(3,171)	(160,345)	112,816
Curtailment			73,191
Amortization of prior service cost (credit)			195	198	198
Amortization of net (gain) loss			10,394	2,294	13,288
Settlements			3,358	2,370	1,778
Net amount recognized			83,967	(155,483)	128,080
Other Postretirement Plans [Member]
Changes recognized in other comprehensive income (loss):
Actuarial (loss) gain			1,035	(986)	2,198
Curtailment				(2,096)
Prior service (cost) credit			(1,291)	3,612
Amortization of prior service cost (credit)			(62)	(334)
Amortization of net (gain) loss			14	(75)	112
Net amount recognized			$ (304)	$ 121	$ 2,310